PAINEWEBBER/
                                               KIDDER, PEABODY
                                               MUNICIPAL
                                               MONEY MARKET
                                               SERIES

                                               ANNUAL REPORT
                                               OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                               December 20, 1995

Dear Shareholder,

During the year ended October 31, 1995, the pace of U.S. economic growth slowed, as consumer spending declined significantly from 1994 levels, and markets for new and existing homes were sluggish, despite historically attractive mortgage rates. This slowdown was in response to the Federal Reserve Board's repeated increases in the benchmark Federal Funds rate, the rate banks charge each other for overnight borrowing. With seven short-term interest rate hikes between February 1994 and February 1995, the Federal Reserve Board raised the Federal Funds rate to 6.0%, and effectively doubled short-term interest rates in twelve months.

In addition to concerns over the strength of the recovery, news concerning the economy centered around debate over whether inflation was still likely to become a threat and details of efforts in Washington to implement a plan to balance the budget. While the outcome of the budgetary process remains in question, the perception that the Federal Reserve is winning its war against inflation is becoming increasingly widespread. On July 6, 1995, the Federal Reserve cut the benchmark Federal Funds rate by 0.25%. This decrease, the first in nearly three years, signals that the Federal Reserve Board believes that inflationary pressures have eased enough to accommodate an adjustment in monetary policy. On December 19, 1995, the Federal Reserve, citing low inflation, once again trimmed the Federal Funds rate by 0.25% to 5.50%. We expect the combination of slower near-term economic growth, continued low inflation and an eventual federal budget deficit reduction agreement to trigger further Fed easing of the Federal Funds rate.

After a 13-month-long correction fueled by the Fed's monetary tightening policy, interest rates trended lower and the bond market rallied from mid-November 1994 throughout 1995. The U.S. stock market has also rallied strongly during 1995, pushing the Dow Jones Industrial Average and S&P 500 indices to a string of new highs. The value of the U.S. dollar declined for much of the period, but began to show signs of recovery in August.

PORTFOLIO REVIEW

As of October 31, 1995, the current 7-day yields for PaineWebber/Kidder, Peabody Municipal Money Market Series--Connecticut Series and PaineWebber/Kidder, Peabody Municipal Money Market Series--New Jersey Series were 2.60% and 2.74%, respectively. In response to the declining short-term interest rate environment during the last six months, the Series' weighted average maturities were extended slightly. On October 31, 1995, the weighted average maturity was 59 days for the Connecticut Series and 59 days for the New Jersey Series.

Going forward, the Series expect to maintain a neutral weighted average maturity as short-term rates find stability during uncertain economic times. The Federal Reserve Board appears to have engineered a soft landing--a slowdown in economic growth without a decline into recession. However, if inflation becomes problematic, further increases in short-term interest rates could be possible. Investment decisions in the portfolios will continue to be dominated by credit quality and liquidity. Although we are

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
interested in maintaining higher yields, we will not do so by sacrificing the Series' emphasis on security, quality and liquidity.

We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,


/s/ Gregory W. Serbe                         /s/ Debbie Vermann

GREGORY W. SERBE                             DEBBIE VERMANN
Managing Director,                           Portfolio Manager,
  Mitchell Hutchins Asset Management Inc.      Mitchell Hutchins Asset
                                               Management Inc.
--------------------------------------------------------------------------------

PaineWebber/Kidder, Peabody Municipal Money Market Series--Connecticut Series
--------------------------------------------------------------------------------
Statement of Net Assets
October 31, 1995
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                         MATURITY             INTEREST
  (000)                                                          DATES                 RATES            VALUE
---------                                                 --------------------    ---------------    -----------
MUNICIPAL BONDS & NOTES--79.37%

 $ 1,000    Connecticut Development Authority
             (Connecticut Light and Power Company
            Project A).................................            @                  3.900%         $ 1,000,000

     250    Connecticut Development Authority
             (Economic Development Projects Revenue
            Bonds).....................................         11/15/95               4.000             250,019

     300    Connecticut Development Authority
             (Exeter Project B)........................            @                   3.900             300,000

   1,000    Connecticut Development Authority
             (Shaw Incorporated).......................            @                   4.000           1,000,000

     300    Connecticut Development Authority
             (Shelton Inn Limited Partnership).........            @                   4.100             300,000

   1,500    Connecticut Development Authority
             Health Care Corp.
             (Independent Living Project)..............            @                   3.800           1,500,000

   1,000    Connecticut Development Authority
             Pollution Control Revenue
             (Western Massachusetts Electric
            Company)...................................            @                   3.800           1,000,000

     400    Connecticut Economic Recovery Notes........            @                   3.900             400,000

     500    Connecticut Economic Recovery Notes........         06/15/96               5.500             504,193

   1,200    Connecticut Health and Educational
             Facilities Authority
             (Bridgeport Hospital).....................            @                   3.800           1,200,000

     700    Connecticut Health and Educational
             Facilities Authority
             (Charlotte Hungerford Hospital)...........            @                   4.200             700,000

   1,000    Connecticut Special Assessment
             (Unemployment Compensation)...............            @                   3.950           1,000,000

   1,100    Connecticut Special Tax Obligation Revenue
             (Second Lien Transportation)..............            @                   3.900           1,100,000

     500    Darien Bond Anticipation Notes.............         08/14/96               4.000             501,321

     500    Fairfield Sewer Assessment Notes...........         06/07/96               3.840             500,114

     300    Litchfield Bond Anticipation Notes.........         10/24/96               4.000             300,762

     250    Newtown Bank Qualified Notes...............         06/15/96               4.700             250,977

     463    North Stonington Bond Anticipation Notes...   06/26/96 to 07/19/96    3.900 to 4.000         463,176

     500    Prospect Bond Anticipation Notes...........         07/26/96               3.900             500,527

     410    Ridgefield General Obligation Bonds........         01/15/96               6.600             412,501

PaineWebber/Kidder, Peabody Municipal Money Market Series--Connecticut Series
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                         MATURITY             INTEREST
  (000)                                                          DATES                 RATES            VALUE
---------                                                 --------------------    ---------------    -----------
MUNICIPAL BONDS & NOTES--(CONCLUDED)
 $ 1,000    South Central Connecticut Regional Water
             Authority
             Water Systems Revenue Bonds...............         08/01/96              7.125%         $ 1,044,013

   1,000    Stamford Housing Authority Revenue
             (Multi Modal Morgan Street Project).......            @                   3.900           1,000,000

   1,800    Puerto Rico Commonwealth
             (Government Development Bank).............            @                   3.650           1,800,000

     600    Puerto Rico Commonwealth
             Highway And Transportation Authority
            Revenue....................................            @                   3.450             600,000
                                                                                                     -----------

TOTAL MUNICIPAL BONDS & NOTES (cost--$17,627,603)......
                                                                                                      17,627,603
                                                                                                     -----------

TAX EXEMPT COMMERCIAL PAPER--20.04%

     250    Connecticut Health and Educational
             Facilities Authority
             (Windham Hospital)........................         11/20/95               3.600             250,000

   1,100    Connecticut Health and Educational
             Facilities Authority
             (Yale University).........................   12/01/95 to 12/15/95    3.450 to 3.500       1,100,000

     500    Connecticut Housing Finance Authority
             (Housing Mortgage Finance Program)........         11/01/95               3.800             500,000

   1,800    Connecticut Municipal Electric Energy
            Cooperative................................   11/08/95 to 12/08/95    3.450 to 3.550       1,800,000

     800    Puerto Rico Industrial Medical and
             Environmental Pollution Control Facilities
             Financing Authority Revenue
             (Ana Mendez)..............................         12/07/95               3.700             800,000
                                                                                                     -----------

TOTAL TAX EXEMPT COMMERCIAL PAPER (cost--$4,450,000)...
                                                                                                       4,450,000
                                                                                                     -----------

TOTAL INVESTMENTS (cost--$22,077,603 which approximates
   cost for
   federal income tax purposes)--99.41%................                                               22,077,603

Other assets in excess of liabilities--0.59%...........                                                  131,610
                                                                                                     -----------

NET ASSETS (applicable to 22,207,035 shares of
   beneficial
   interest at $1.00 per share)--100.00%...............                                              $22,209,213
                                                                                                     -----------
                                                                                                     -----------

------------

@ Variable rate demand notes are payable on demand. The interest rate shown is the current rate as of October 31, 1995.

                       Weighted average maturity--59 days

                 See accompanying notes to financial statements

PaineWebber/Kidder, Peabody Municipal Money Market Series - New Jersey Series
--------------------------------------------------------------------------------

Statement of Net Assets

October 31, 1995
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                           MATURITY             INTEREST
  (000)                                                            DATES                RATES            VALUE
---------                                                   --------------------    --------------    -----------
MUNICIPAL BONDS & NOTES--84.20%

 $ 1,800    New Jersey Economic Development Authority....            @                  4.100%        $ 1,800,000
     400    New Jersey Economic Development Authority
             (400 International Drive Partners)..........            @                  3.850             400,000
   1,575    New Jersey Economic Development Authority
             (Brach/Jersey Avenue Project)...............            @                  3.750           1,575,000
     300    New Jersey Economic Development Authority
             (Church and Dwight Company Project).........            @                  3.750             300,000
   1,447    New Jersey Economic Development Authority
             (Curtiss Wright Flight).....................            @                  3.650           1,447,000
   1,000    New Jersey Economic Development Authority
             (Economic Growth)...........................            @                  3.850           1,000,000
   1,300    New Jersey Economic Development Authority
             (Hillcrest Health Service Systems
            Project).....................................            @                  3.700           1,300,000
   1,300    New Jersey Economic Development Authority
             (New Jersey Natural Gas)....................            @                  3.450           1,300,000
     500    New Jersey Economic Development Authority
             (W. Y. Plastic Products Corporation
            Project).....................................            @                  4.100             500,000
   2,900    New Jersey Economic Development Authority
             Pollution Control
             (Exxon Project).............................            @                  4.000           2,900,000
   1,000    ]New Jersey Economic and Industrial
             Development Authority
             (Burmah Castrol Incorporated)...............            @                  3.750           1,000,000
   1,400    New Jersey Economic and Industrial
             Development Authority
             (Fujinon Incorporated Project)..............            @                  3.850           1,400,000
     300    New Jersey Economic and Industrial
             Development Authority
             (Toys "R" Us, Incorporated).................            @                  3.400             300,000
     975    New Jersey State Transportation Trust Fund Authority Bonds..       12/15/95     4.500         976,266
     120    Chatham Borough General Improvement Bonds....         03/01/96              5.400             120,344
     409    Cranford Township Bond Anticipation Notes....         03/22/96              4.250             409,463
     400    Cranford Township General Improvement
            Bonds........................................         05/01/96              8.000             407,978
   1,050    Fort Lee Tax Anticipation Notes..............         02/02/96              4.000           1,050,998
     750    Galloway Township Bond Anticipation Notes....         03/14/96              4.100             751,204
     500    Maplewood Township Bond Anticipation Notes...         11/17/95              4.000             500,062
     550    Mercer County Unlimited Tax General
            Obligation Bonds.............................         07/01/96              5.500             556,203
     290    Millville Board of Education
             (New Jersey School Bond Reserve Act)........         08/01/96              5.200             292,947
   1,000    Monmouth County Bond Anticipation Notes......         08/29/96              4.375           1,003,369
     500    Montvale Tax Anticipation Notes..............         01/09/96              4.400             500,044
   1,100    Newark Healthcare Facility Revenue
             (New Community Facility)....................            @                  3.900           1,100,000

PaineWebber/Kidder, Peabody Municipal Money Market Series - New Jersey Series
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                           MATURITY             INTEREST
  (000)                                                            DATES                RATES            VALUE
---------                                                   --------------------    --------------    -----------
MUNICIPAL BONDS & NOTES--(CONCLUDED)
 $ 1,134    Ocean County Bond Anticipation Notes.........         06/28/96              4.000%        $ 1,136,505
     500    Port Authority of New York and New Jersey
             Special Obligation Revenue..................            @                  3.900             500,000
   1,350    Princeton Township Bond Anticipation Notes...         08/29/96              4.125           1,353,158
   1,200    Sayreville Tax Anticipation Notes............         04/16/96              4.000           1,202,069
     500    Scotch Plains Township Bond Anticipation
            Notes........................................         04/04/96              4.250             501,234
   1,000    South Orange And Maplewood School District
             Temporary Notes.............................         11/30/95              3.970           1,000,091
     300    Union County Pollution Control Finance
             Authority (Exxon)...........................            @                  3.850             300,000
     100    Warren Township General Obligation Bonds.....         07/01/96              6.200             101,498
   1,500    Puerto Rico Commonwealth Government
            Development Bank.............................            @                  3.650           1,500,000
                                                                                                      -----------
TOTAL MUNICIPAL BONDS & NOTES (cost--$30,485,433)........
                                                                                                       30,485,433
                                                                                                      -----------
TAX EXEMPT COMMERCIAL PAPER--15.22%

   1,000    New Jersey Economic Development Authority
             (Chambers Cogeneration Project).............         11/07/95              3.500           1,000,000
   1,200    New Jersey Economic Development Authority
             (Keystone Project)..........................   11/01/95 to 11/13/95    3.550 to 3.650      1,200,000
   1,000    New Jersey Economic Development Authority
             (Public Service Electric and Gas)...........         11/27/95              3.600           1,000,000
   2,110    Port Authority of New York and New Jersey....   11/08/95 to 11/16/95    3.450 to 3.800      2,110,000
     200    Puerto Rico Industrial Medical and
             Environmental
             Pollution Control Facilities Financing Authority
             Revenue
             (Ana Mendez)................................         12/07/95              3.700             200,000
                                                                                                      -----------
TOTAL TAX EXEMPT COMMERCIAL PAPER (cost--$5,510,000).....
                                                                                                        5,510,000
                                                                                                      -----------
TOTAL INVESTMENTS (cost--$35,995,433 which approximates
   cost for federal income tax purposes)--99.42%.........                                              35,995,433
Other assets in excess of liabilities--0.58%.............                                                 210,494
                                                                                                      -----------
NET ASSETS (applicable to 36,207,705 shares of beneficial
   interest at $1.00 per share)--100.00%.................                                             $36,205,927
                                                                                                      -----------
                                                                                                      -----------

------------

@ Variable rate demand notes are payable on demand. The interest rate shown is the current rate as of October 31, 1995.

                       Weighted average maturity--59 days

                 See accompanying notes to financial statements

PaineWebber/Kidder, Peabody Municipal Money Market Series
--------------------------------------------------------------------------------
Statement of Operations
For The Year Ended October 31, 1995
--------------------------------------------------------------------------------

                                                                       CONNECTICUT    NEW JERSEY
                                                                         SERIES         SERIES
                                                                       -----------    ----------
INVESTMENT INCOME:
Interest............................................................   $   877,777    $1,229,243
                                                                       -----------    ----------

EXPENSES:
Investment advisory and administration..............................       120,651       167,865
Distribution fees...................................................        28,957        40,287
Custody and accounting..............................................        29,550        31,313
Transfer agency fees................................................        16,450        19,300
Reports and notices to shareholders.................................        13,500        17,720
Legal and audit.....................................................        12,500        14,296
Amortization of organizational expenses.............................         6,672         6,658
Federal and state registration......................................         5,000         5,500
Trustees' fees......................................................         3,700         3,700
Other expenses......................................................         5,889         6,095
                                                                       -----------    ----------
                                                                           242,869       312,734
                                                                       -----------    ----------
NET INVESTMENT INCOME...............................................       634,908       916,509
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS............           924        (1,778)
                                                                       -----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................   $   635,832    $  914,731
                                                                       -----------    ----------
                                                                       -----------    ----------

                 See accompanying notes to financial statements

PaineWebber/Kidder, Peabody Municipal Money Market Series--Connecticut Series
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         FOR THE YEARS ENDED
                                                                             OCTOBER 31,
                                                                      --------------------------
                                                                         1995           1994
                                                                      -----------    -----------

FROM OPERATIONS:
 Net investment income.............................................   $   634,908    $   519,464
 Net realized gains (losses) from investment transactions..........           924         (3,284)
                                                                      -----------    -----------
 Net increase in net assets resulting from operations..............       635,832        516,180
                                                                      -----------    -----------

DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income.............................................      (634,908)      (519,464)
                                                                      -----------    -----------
NET DECREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS...    (3,563,889)    (2,170,701)
                                                                      -----------    -----------
Contribution to capital from predecessor adviser...................         8,906        --
                                                                      -----------    -----------
 Net decrease in net assets........................................    (3,554,059)    (2,173,985)

NET ASSETS:
 Beginning of year.................................................    25,763,272     27,937,257
                                                                      -----------    -----------
 End of year.......................................................   $22,209,213    $25,763,272
                                                                      -----------    -----------
                                                                      -----------    -----------

                 See accompanying notes to financial statements

PaineWebber/Kidder, Peabody Municipal Money Market Series--New Jersey Series
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         FOR THE YEARS ENDED
                                                                             OCTOBER 31,
                                                                      --------------------------
                                                                         1995           1994
                                                                      -----------    -----------

FROM OPERATIONS:
 Net investment income.............................................   $   916,509    $   718,975
 Net realized losses from investment transactions..................        (1,778)       (18,941)
                                                                      -----------    -----------
 Net increase in net assets resulting from operations..............       914,731        700,034
                                                                      -----------    -----------

DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income.............................................      (916,509)      (718,975)
                                                                      -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS.....................................................     4,205,178     (4,473,284)
                                                                      -----------    -----------
Contribution to capital from predecessor adviser...................        21,521        --
                                                                      -----------    -----------
 Net increase (decrease) in net assets.............................     4,224,921     (4,492,225)

NET ASSETS:
 Beginning of year.................................................    31,981,006     36,473,231
                                                                      -----------    -----------
 End of year.......................................................   $36,205,927    $31,981,006
                                                                      -----------    -----------
                                                                      -----------    -----------

                 See accompanying notes to financial statements

PaineWebber/Kidder, Peabody Municipal Money Market Series
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber/Kidder, Peabody Municipal Money Market Series (the "Trust") was organized as a Massachusetts business trust on September 14, 1990, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end, non-diversified management investment company. The Trust currently offers two no-load series of shares: the Connecticut Series and the New Jersey Series (collectively the "Funds"). Organizational costs have been deferred and are being amortized on the straight line method over a period not to exceed 60 months from the date each Fund commenced operations.

Effective November 13, 1995, the New York Series, formerly a series of the Trust, was reorganized into the PaineWebber RMA New York Municipal Money Fund, which is a series of the PaineWebber Managed Municipal Trust.

Valuation and Accounting for Investments--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Federal Tax Status--Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax. At October 31, 1995, the Connecticut Series and New Jersey Series had net capital loss carryforwards of $0 and $1,778, respectively. These loss carryforwards are available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire for each Series by October 31, 2002. To the extent that such losses are used to offset future capital gains it is probable that the gains so offset will not be distributed.

Dividends and Distributions to Shareholders--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax classification; temporary differences do not need to be reclassified. Net capital gains, if any, will be distributed at least annually, but the Funds may make more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

CONCENTRATION OF RISK

Each Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by each Fund.

PaineWebber/Kidder, Peabody Municipal Money Market Series
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

The Trust's investment adviser and administrator receives compensation from the Funds for its services. Fees paid by the Funds for investment advisory and administration services are accrued daily and paid monthly at the annual rate of 0.50% of each Fund's average daily net assets.

At a special meeting of shareholders that took place on April 13, 1995, shareholders approved the appointment of PaineWebber Incorporated ("PaineWebber") as investment adviser and administrator of the Funds and Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") as the Funds' sub-adviser and sub-administrator. The Funds pay the same fee for investment advisory and administration services to PaineWebber as previously paid to Kidder Peabody Asset Management, Inc. ("KPAM"), the Funds' predecessor adviser, as described in the Funds' prospectus. PaineWebber (not the Funds) pays Mitchell Hutchins a fee for sub-advisory and sub-administration services at the annual rate of 20% of the fee received by PaineWebber from the Funds. PaineWebber and Mitchell Hutchins continue to manage the Funds in accordance with the Funds' investment objective, policies and restrictions as stated in the prospectus. At October 31, 1995, the Funds owed PaineWebber $9,702 and $14,812 in investment advisory and administration fees for the Connecticut and New Jersey Series, respectively.

Investment advisory functions for the Funds were previously transferred from KPAM to Mitchell Hutchins on an interim basis as a result of an asset purchase transaction by and among Kidder, Peabody Group Inc., its parent, General Electric Company, and Paine Webber Group Inc. That period commenced on January 30, 1995 and ended April 13, 1995.

In compliance with applicable state securities laws, PaineWebber, the Funds' investment adviser, will reimburse the Funds, if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation is 2.5% on the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the year ended October 31, 1995, no reimbursements were required pursuant to the above limitation.

DISTRIBUTION PLAN

Effective January 30, 1995, PaineWebber serves as the exclusive distributor of the Funds' shares. For its services, PaineWebber receives from each Fund a distribution fee accrued daily and paid monthly at the annual rate of 0.12% of the Funds' average daily net assets. At October 31, 1995, $2,328 and $3,555 were payable to PaineWebber for these services for the Connecticut Series and New Jersey Series, respectively.

OTHER LIABILITIES

At October 31, 1995, the amounts payable for investments purchased and dividends payable were $0 and $20,787, respectively, for the Connecticut Series, and $103,547 and $34,712, respectively, for the New Jersey Series.

PaineWebber/Kidder, Peabody Municipal Money Market Series
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                          FOR THE YEARS ENDED
                                                                              OCTOBER 31,
                                                                       --------------------------
CONNECTICUT SERIES                                                        1995           1994
--------------------------------------------------------------------   -----------    -----------
Shares sold.........................................................    77,747,232     83,745,065
Shares repurchased..................................................   (81,908,171)   (86,418,169)
Dividends reinvested................................................       597,050        502,403
                                                                       -----------    -----------
Net decrease in shares outstanding..................................    (3,563,889)    (2,170,701)
                                                                       -----------    -----------
                                                                       -----------    -----------

                                                                         FOR THE YEARS ENDED
                                                                             OCTOBER 31,
                                                                     ----------------------------
NEW JERSEY SERIES                                                        1995            1994
------------------------------------------------------------------   ------------    ------------
Shares sold.......................................................    191,790,113     186,667,852
Shares repurchased................................................   (188,445,267)   (191,842,500)
Dividends reinvested..............................................        860,332         701,364
                                                                     ------------    ------------
Net increase (decrease) in shares outstanding.....................      4,205,178      (4,473,284)
                                                                     ------------    ------------
                                                                     ------------    ------------

CAPITAL CONTRIBUTION

On January 27, 1995, the Funds recorded a capital contribution from KPAM in the amount of $8,906 or $0.0004 per share and $21,521 or $0.0006 per share for the Connecticut Series and New Jersey Series, respectively, to compensate the Funds for realized losses incurred on the sale of certain securities to unrelated third parties.

PaineWebber/Kidder, Peabody Municipal Money Market Series--Connecticut Series
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                        FOR THE YEARS                   FOR THE PERIOD
                                                      ENDED OCTOBER 31,                NOVEMBER 6, 1990+
                                           ----------------------------------------           TO
                                            1995       1994       1993       1992      OCTOBER 31, 1991
                                           -------    -------    -------    -------    -----------------
Net asset value, beginning of period....   $  1.00    $  1.00    $  1.00    $  1.00         $  1.00
                                           -------    -------    -------    -------         -------

Net investment income...................     0.026      0.017      0.015      0.022           0.040

Dividends from net investment income....    (0.026)    (0.017)    (0.015)    (0.022)         (0.040)
                                           -------    -------    -------    -------         -------

Net asset value, end of period..........   $  1.00    $  1.00    $  1.00    $  1.00         $  1.00
                                           -------    -------    -------    -------         -------
                                           -------    -------    -------    -------         -------
Total investment return (1).............     2.62%      1.74%      1.49%      2.25%           4.04%
                                           -------    -------    -------    -------         -------
                                           -------    -------    -------    -------         -------
Ratios/Supplemental data:

Net assets, end of period (000's).......   $22,209    $25,763    $27,937    $28,063         $40,078

Ratio of expenses to average net
 assets**...............................     1.01%      0.90%      0.97%      0.86%           0.36%*

Ratio of net investment income to
 average net assets**...................     2.63%      1.71%      1.47%      2.28%           3.96%*

------------
 * Annualized

 + Commencement of operations

(1) Total investment return is calculated assuming a $1,000 investment in fund shares on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods less than one year have not been annualized.

 ** For the period November 6, 1990 to October 31, 1991, the predecessor adviser waived and/or reimbursed the Fund for a portion of its operating expenses. If such fee waivers and/or expense reimbursements had not been made, the annualized ratio of expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 0.82% and 3.50%, respectively.

PaineWebber/Kidder, Peabody Municipal Money Market Series--New Jersey Series
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                        FOR THE YEARS                     FOR THE PERIOD
                                                      ENDED OCTOBER 31,                 FEBRUARY 1, 1991+
                                           ----------------------------------------             TO
                                            1995       1994       1993       1992        OCTOBER 31, 1991
                                           -------    -------    -------    -------    --------------------
Net asset value, beginning of period....   $  1.00    $  1.00    $  1.00    $  1.00          $   1.00
                                           -------    -------    -------    -------           -------

Net investment income...................     0.027      0.018      0.016      0.025             0.032

Dividends from net investment income....    (0.027)    (0.018)    (0.016)    (0.025)           (0.032)
                                           -------    -------    -------    -------           -------

Net asset value, end of period..........   $  1.00    $  1.00    $  1.00    $  1.00          $   1.00
                                           -------    -------    -------    -------           -------
                                           -------    -------    -------    -------           -------
Total investment return (1).............     2.75%      1.76%      1.65%      2.49%             3.19%
                                           -------    -------    -------    -------           -------
                                           -------    -------    -------    -------           -------
Ratios/Supplemental data:

Net assets, end of period (000's).......   $36,206    $31,981    $36,473    $27,625          $ 41,504

Ratio of expenses to average net
 assets**...............................     0.93%      0.85%      0.93%      0.86%             0.27%*

Ratio of net investment income to
 average net assets**...................     2.73%      1.74%      1.63%      2.51%             4.20%*

------------
 * Annualized

 + Commencement of operations

(1) Total investment return is calculated assuming a $1,000 investment in fund shares on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods less than one year have not been annualized.

 ** For the period February 1, 1991 to October 31, 1991, the predecessor adviser waived and/or reimbursed the Fund for a portion of its operating expenses. If such fee waivers and/or expense reimbursements had not been made, the annualized ratio of expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 0.83% and 3.64%, respectively.

PaineWebber/Kidder, Peabody Municipal Money Market Series
--------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
PaineWebber/Kidder, Peabody Municipal Money Market Series

We have audited the accompanying statements of net assets of PaineWebber/Kidder, Peabody Municipal Money Market Series (comprising, respectively, the Connecticut Series and the New Jersey Series (the "Funds")) as of October 31, 1995, and the related statement of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended October 31, 1994 and the financial highlights for each of the periods in the period then ended were audited by other auditors whose report dated November 30, 1994, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1995 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Paine Webber/Kidder, Peabody Municipal Money Market Series at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

New York, New York
December 11, 1995

PaineWebber/Kidder, Peabody Municipal Money Market Series
--------------------------------------------------------------------------------
Tax Information
--------------------------------------------------------------------------------

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (October 31, 1995) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the fiscal year by the Connecticut Series and New Jersey Series were federally exempt interest dividends. The Connecticut Series and New Jersey Series had 2% and 11%, respectively, of their dividends subject to the federal alternative minimum tax for individual taxpayers during its fiscal year. Also, all dividends paid by the Connecticut Series were exempt from Connecticut personal income tax and all dividends paid by the New Jersey Series were exempt from New Jersey personal income tax.

Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1995. The second notification, which will reflect any amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each respective Fund.

PaineWebber/Kidder, Peabody Municipal Money Market Series
--------------------------------------------------------------------------------
Shareholder Information
--------------------------------------------------------------------------------

A special meeting of shareholders of PaineWebber/Kidder, Peabody Municipal Money Market Series ("Fund") was held on April 13, 1995. At the meeting David J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl
W. Schafer were elected as trustees to serve without limit in time, subject to resignation, retirement or removal. The selection of Deloitte & Touche LLP as the Fund's independent accountants was ratified.

The votes were as follows:

                                                              ALL SERIES VOTING AS A SINGLE SERIES
                                                          ---------------------------------------------
                                                          SHARES VOTED FOR    SHARES WITHHOLD AUTHORITY
                                                          ----------------    -------------------------
David J. Beaubien......................................      65,392,812               4,541,460
William W. Hewitt, Jr..................................      65,392,812               4,541,460
Thomas R. Jordan.......................................      65,392,812               4,541,460
Frank P.L. Minard*.....................................      65,392,812               4,541,460
Carl W. Schafer........................................      65,392,812               4,541,460

*Effective December 1, 1995, Mr. Minard resigned as a Trustee of the Fund.

                                                           ALL SERIES VOTING AS A SINGLE SERIES
                                                     -------------------------------------------------
                                                       SHARES         SHARES              SHARES
                                                     VOTED FOR     VOTED AGAINST    WITHHOLD AUTHORITY
                                                     ----------    -------------    ------------------
Ratification of the selection of Deloitte &
  Touche LLP......................................   64,348,845      3,459,852           2,125,575

On July 20, 1995, the Board of Trustees appointed Ernst & Young, LLP as the Fund's independent auditors.

PaineWebber/Kidder, Peabody Municipal Money Market Series
--------------------------------------------------------------------------------
Shareholder Information--(concluded)
--------------------------------------------------------------------------------

In addition the following agreements were approved for the Connecticut Series and the New Jersey Series:

(1) An interim investment advisory agreement between each Series and Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") containing substantially the same terms, conditions and fees as the previous investment advisory agreement with Kidder Peabody Asset Management, Inc. ("KPAM").

                                                       SHARES         SHARES              SHARES
                                                     VOTED FOR     VOTED AGAINST    WITHHOLD AUTHORITY
                                                     ----------    -------------    ------------------
Connecticut Series................................   14,204,866         42,408            433,167
New Jersey Series.................................   17,082,309      3,066,227            735,050

(2) A new investment advisory and administration agreement between the Fund and PaineWebber Incorporated ("PaineWebber") containing the same fees and substantively similar material terms and conditions as the previous investment advisory agreement with KPAM to commence on the termination of the interim agreement; and

                                                       SHARES         SHARES              SHARES
                                                     VOTED FOR     VOTED AGAINST    WITHHOLD AUTHORITY
                                                     ----------    -------------    ------------------
Connecticut Series................................   14,204,866         42,408             433,167
New Jersey Series.................................   17,101,508      3,053,014             729,065

(3) A new sub-advisory and sub-administration agreement between PaineWebber and Mitchell Hutchins to commence on the termination of the interim agreement.

                                                       SHARES         SHARES              SHARES
                                                     VOTED FOR     VOTED AGAINST    WITHHOLD AUTHORITY
                                                     ----------    -------------    ------------------
Connecticut Series................................   14,166,703         32,074             481,664
New Jersey Series.................................   16,928,770      3,203,833             750,984

Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.

                                         ---------------------------------------
                                         TRUSTEES
                                         Margo N. Alexander
                                         David J. Beaubien
                                         William W. Hewitt, Jr.
                                         Thomas R. Jordan
                                         Carl W. Schafer
                                         ---------------------------------------
                                         OFFICERS
                                         Margo N. Alexander
                                         President
                                         Victoria E. Schonfeld
                                         Vice President
                                         Dianne E. O'Donnell
                                         Vice President and Secretary
                                         Julian F. Sluyters
                                         Vice President and Treasurer
                                         Gregory W. Serbe
                                         Vice President
                                         ---------------------------------------
                                         INVESTMENT ADVISER,
                                         ADMINISTRATOR AND
                                         DISTRIBUTOR
                                         PaineWebber Incorporated
                                         1285 Avenue of the Americas
                                         New York, New York 10019
                                         ---------------------------------------
                                         SUB-ADVISER AND
                                         SUB-ADMINISTRATOR
                                         Mitchell Hutchins Asset Management Inc.
                                         1285 Avenue of the Americas
                                         New York, New York 10019
                                         ---------------------------------------
                                         This report is not to be used in
                                         connection with the offering of shares
                                         of the Funds unless accompanied or
                                         preceded by an effective prospectus.

                                         (C)1995 PaineWebber Incorporated

                                             Recycled Paper